Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses By Nature
The breakdown of expenses by nature

Expenses by nature at 12.31.22
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	22,553	3,373	6,805	32,731
Pension plans	828	124	250	1,202
Communications expenses	444	844	1	1,289
Allowance for the impairment of trade and other receivables	—	2,199	—	2,199
Supplies consumption	3,258	—	329	3,587
Leases and insurance	—	2	1,125	1,127
Security service	1,109	143	176	1,428
Fees and remuneration for services	10,245	5,740	6,640	22,625
Public relations and marketing	—	1,896	—	1,896
Advertising and sponsorship	—	977	—	977
Reimbursements to personnel	—	—	2	2
Depreciation of property, plant and equipment	14,310	2,133	1,750	18,193
Depreciation of right-of-use asset	103	207	723	1,033
Directors and Supervisory Committee members’ fees	—	—	69	69
ENRE penalties	2,065	2,803	—	4,868
Taxes and charges	—	3,228	138	3,366
Other	2	—	44	46
At 12.31.22	54,917	23,669	18,052	96,638

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2022 for $ 4,484.9.

Expenses by nature at 12.31.21
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	21,995	3,500	4,969	30,464
Pension plans	1,062	169	240	1,471
Communications expenses	507	1,125	1	1,633
Allowance for the impairment of trade and other receivables	—	3,822	—	3,822
Supplies consumption	4,410	—	414	4,824
Leases and insurance	—	1	996	997
Security service	987	84	227	1,298
Fees and remuneration for services	11,361	6,048	5,038	22,447
Public relations and marketing	—	226	—	226
Advertising and sponsorship	—	117	—	117
Reimbursements to personnel	—	—	2	2
Depreciation of property, plant and equipment	13,945	2,078	1,705	17,728
Depreciation of right-of-use asset	89	178	625	892
Directors and Supervisory Committee members’ fees	—	—	69	69
ENRE penalties	2,351	1,631	—	3,982
Taxes and charges	—	3,411	166	3,577
Other	1	1	53	55
At 12.31.21	56,708	22,391	14,505	93,604

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2021 for $ 4,481.0.

Expenses by nature at 12.31.20
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	22,797	3,783	6,677	33,257
Pension plans	960	160	282	1,402
Communications expenses	641	1,305	2	1,948
Allowance for the impairment of trade and other receivables	—	12,293	—	12,293
Supplies consumption	5,520	—	434	5,954
Leases and insurance	2	2	925	929
Security service	900	95	101	1,096
Fees and remuneration for services	11,463	6,381	4,521	22,365
Public relations and marketing	—	56	—	56
Advertising and sponsorship	—	29	—	29
Reimbursements to personnel	—	—	2	2
Depreciation of property, plant and equipment	15,038	2,236	1,839	19,113
Depreciation of right-of-use asset	94	189	649	932
Directors and Supervisory Committee members’ fees	—	—	84	84
ENRE penalties	972	1,071	—	2,043
Taxes and charges	—	4,272	187	4,459
Other	—	—	27	27
At 12.31.20	58,387	31,872	15,730	105,989